Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Balances and Transactions With Related Parties [Abstract]
Schedule of balances with interested and related parties

As of December 31, 2019

	Key management personnel	Other interested and related parties
Other accounts payable	$102	$26

As of December 31, 2018

	Key management personnel	Other interested and related parties
Other accounts payable	$95	$6

Schedule of benefits to interested and related parties

	Year ended December 31,
	2019	2018	2017
Salary to those employed by the Company or on its behalf	$945	$654	$593

Directors' fees to those not employed by the Company or on its behalf	$90	$100	$98

Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	3	4	4
Directors not employed by the Company	8	6	7

	11	10	11

Schedule of key management personnel

	Year ended December 31,
	2019	2018	2017
Short-term benefits	$3	$16	$11

Share-based payment to those employed by the Company or on its behalf	$190	$394	$501

Share-based payment to those not employed by the Company or on its behalf	$147	$41	$2

Schedule of transactions with interested and related parties

Year ended December 31, 2019

	Key management personnel*)	Other interested and related parties
Research and development expenses	$113	$81
General and administrative expenses	943	238

	$1,056	$319

Year ended December 31, 2018

	Key management personnel*)	Other interested and related parties
Research and development expenses	$207	$81
General and administrative expenses	776	140

	$983	$221

Year ended December 31, 2017

	Key management personnel*)	Other interested and related parties
Research and development expenses	$200	$81
General and administrative expenses	821	99

	$1,021	$ 180

*)       Some of the key management personnel are interested parties by virtue of holdings.